Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Class A | Deutsche Small Mid Cap Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Small Mid Cap Growth VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 28%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized US companies. The fund defines small companies as those that are similar in market capitalization to those in the Russell 2000® Growth Index. While the market capitalization of the Russell 2000® Growth Index changes throughout the year, as of January 31, 2017, the market capitalization range of the Russell 2000® Growth Index was between $21.3 million and $13.6 billion. The Russell 2000® Growth Index is reconstituted annually every June. The fund defines mid-sized companies as those that are similar in market capitalization to those in the Russell Midcap® Growth Index. While the market capitalization range of the Russell Midcap® Growth Index changes throughout the year, as of January 31, 2017, the market capitalization range of the Russell Midcap® Growth Index was between $89.2 million and $63.9 billion. The Russell Midcap® Growth Index is reconstituted annually every June. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of each index. The fund invests primarily in common stocks but may invest in other types of equity securities such as preferred stocks or convertible securities. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities, including emerging markets securities. The fund may invest in initial public offerings.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.

Company research is significant to the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.

Portfolio management emphasizes individual selection of small and mid-sized company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.

Portfolio management follows a disciplined selling process that seeks to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations, portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Prior to May 1, 2011, the fund was named DWS Small Cap Growth VIP and operated with a different objective and investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	25.41%	June 30, 2009
Worst Quarter	-32.48%	December 31, 2008
Year-to-Date	6.70%	March 31, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2016 expressed as a %)
Class A | Deutsche Small Mid Cap Growth VIP | Class A
Risk/Return:	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
2007	rr_AnnualReturn2007	6.20%
2008	rr_AnnualReturn2008	(49.50%)
2009	rr_AnnualReturn2009	40.60%
2010	rr_AnnualReturn2010	29.44%
2011	rr_AnnualReturn2011	(3.91%)
2012	rr_AnnualReturn2012	14.35%
2013	rr_AnnualReturn2013	42.78%
2014	rr_AnnualReturn2014	5.74%
2015	rr_AnnualReturn2015	(0.90%)
2016	rr_AnnualReturn2016	9.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.48%)
Class A | Deutsche Small Mid Cap Growth VIP | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	13.28%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 02, 1994
Class A | Deutsche Small Mid Cap Growth VIP | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	13.88%
10 Years	rr_AverageAnnualReturnYear10	8.24%